Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of amortization methods and estimated useful lives of the respective intangible assets
Category	Amortization Method	Estimated Useful Life
Capitalized software development costs	N/A	N/A
Intangible assets arising from business combination
Distribution channel	Accelerated method	10 years
Technology	Straight-line method	10 years
Other	Straight-line method	5 years

Schedule of disaggregation of revenue
	For the Years Ended June 30,
	2022	2021	2020
SaaS/PaaS services:
Real-time engagement services	$14,841,071	$15,344,241	$21,387,895
SMS services	16,429,769	5,959,759	—
Subtotal	31,270,840	21,304,000	21,387,895
Cloud related services
Customized platform development services	10,284,571	—	—
Software license and other cloud related services	1,912,252	2,657,900	1,143,360
Subtotal	12,196,823	2,657,900	1,143,360
AI solution services	25,132,715	17,487,520	838,037
Total revenues	$68,600,378	$41,449,420	$23,369,292
	For the Years Ended June 30,
	2022	2021	2020
Services transferred over time	$27,955,419	$18,217,045	$20,303,971
Services transferred at a point in time	11,956,134	2,387,548	1,050,535
Goods transferred at a point in time	28,688,825	20,844,827	2,014,786
Total revenues	$68,600,378	$41,449,420	$23,369,292

Schedule of currency exchange rates that were used in creating the consolidated financial statements
	As of June 30,
	2022	2021	2020
Year-end spot rate	6.6981	6.4566	7.0651
	For the Year Ended June 30,
	2022	2021	2020
Average rate	6.4554	6.6221	7.0309